Convertible Instruments and Accrued Interest - Preferred stock (Details) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Nov. 30, 2023 USD ($) $ / shares shares	May 31, 2023 USD ($) $ / shares shares	May 31, 2022 USD ($) $ / shares shares
Class of Stock [Line Items]
Accumulated deficit | $	$ (862,824)	$ (841,690)	$ (766,131)
Accrued dividends | $	$ 6,049	$ 5,308	$ 3,977
Preferred stock, par value | $ / shares	$ 0.001	$ 0.001	$ 0.001
Series B Convertible Preferred Stock
Class of Stock [Line Items]
Shares of preferred stock | shares	19,000	19,000	19,000
Common stock conversion rate	10	10	10
Total shares of common stock if converted | shares	190,000	190,000	190,000
Undeclared dividend | $	$ 17	$ 15	$ 10
Total shares of common stock if dividends converted | shares	34,000	30,000	20,000
Preferred Stock, Liquidation Preference Per Share | $ / shares	$ 5.00	$ 5.00
Preferred stock dividend, value per share | $ / shares		0.25
Preferred stock conversion price, per share | $ / shares		0.50
Preferred stock, par value | $ / shares	$ 0.001	$ 0.001	$ 0.001
Undeclared dividend, shares | shares		10,000
Series C Convertible Preferred Stock
Class of Stock [Line Items]
Shares of preferred stock | shares	6,000	6,000	7,000
Common stock conversion rate	2,000	2,000	2,000
Total shares of common stock if converted | shares	12,670,000	12,670,000	13,806,000
Accrued dividends | $	$ 2,818	$ 2,500	$ 2,014
Total shares of common stock if dividends converted | shares	5,636,000	5,000,000	4,028,000
Preferred Stock, Liquidation Preference Per Share | $ / shares		$ 1,000
Preferred stock dividend rate, as a percent		10.00%
Preferred stock conversion price, per share | $ / shares		$ 0.50
Preferred stock, par value | $ / shares	$ 0.001	$ 0.001	$ 0.001
Fractional shares | shares		0
Series D Convertible Preferred Stock
Class of Stock [Line Items]
Shares of preferred stock | shares	9,000	9,000	9,000
Common stock conversion rate	1,250	1,250	1,250
Total shares of common stock if converted | shares	10,565,000	10,565,000	10,565,000
Accrued dividends | $	$ 3,231	$ 2,808	$ 1,963
Total shares of common stock if dividends converted | shares	6,462,000	5,616,000	3,926,000
Preferred Stock, Liquidation Preference Per Share | $ / shares		$ 1,000
Preferred stock dividend rate, as a percent		10.00%
Preferred stock dividend, value per share | $ / shares		$ 0.50
Preferred stock conversion price, per share | $ / shares		0.80
Preferred stock, par value | $ / shares	$ 0.001	$ 0.001	$ 0.001
Fractional shares | shares		0